Stock Options, Stock Appreciation Rights and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stock Options, Stock Appreciation Rights and Warrants [Abstract]
Schedule of Stock Option and SARs activity under the plan
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2016	4,728,000	$1.98	1.41	$26,240
Exercised Q2 2016	(2,000)	$0.85
Expired Q2 2016	(2,000)	$0.85
Outstanding June 30, 2016	4,724,000	$1.98	0.91	-

Exercisable at June 30, 2016	4,724,000	$1.98	0.91	-

Outstanding at January 1, 2017	4,724,000	$1.98	1.02	-
Expired Q1 2017	(160,000)	$1.25	-	-
Expired Q2 2017	(2,000)	$1.70
Outstanding June 30, 2017	4,562,000	$2.00	0.55	-

Exercisable at June 30, 2017	4,562,000	$2.00	0.55	-

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	3,275,000	$1.97	1.24	$1,923,170
Exercised in Q2 2015	(2,000)	$0.51	-	-
Granted in Q3 2015	1,455,000	$2.00	2.03	-
Outstanding December 31, 2015	4,728,000	$1.98	1.41	$26,240

Exercisable at December 31, 2015	4,728,000	$1.98	1.41	$26,240

Outstanding at January 1, 2016	4,728,000	$1.98	1.41	$26,240
Exercised in Q2 2016	(2,000)	$0.85	-	-
Expired Q2 2016	(2,000)	$0.85	-	-
Outstanding December 31, 2016	4,724,000	$1.98	1.02	$-

Exercisable at December 31, 2016	4,724,000	$1.98	1.02	$-

Schedule of non-vested stock options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2015	10,000	$1.80	4.30
Vested in Q1 2015	(10,000)	$1.80	4.30
Non-vested shares at December 31, 2015	-	-	-

Non-vested shares at January 1, 2016	-	-	-
Non-vested shares at December 31, 2016	-	-	-

Schedule of issued and outstanding Stock Options and SARs (all non-qualified)
Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2008	150,000	150,000	$2.60	September 23, 2018
2012	1,965,000	1,965,000	$1.70	December 31, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	40,000	$1.80	March 27, 2019
2014	950,000	950,000	$2.55	December 31, 2017
2015	1,455,000	1,455,000	$2.00	December 31, 2017
Totals	4,562,000	4,562,000

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2012	1,965,000	1,965,000	$1.70	December 31, 2017
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	40,000	$1.80	March 27, 2019
2014	950,000	950,000	$2.55	December 31, 2017
2015	1,455,000	1,455,000	$2.00	December 31, 2017
Totals	4,724,000	4,724,000

Schedule of stock options and SARs outstanding
	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 1.01 - $2.00	3,462,000	1.83	0.53	3,462,000	1.83
$ 2.01 - $3.00	1,100,000	2.56	0.61	1,100,000	2.56
Totals	4,562,000	$2.00	0.55	4,562,000	$2.00

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 1.01 - $2.00	3,624,000	$1.80	0.99	3,624,000	$1.80
$ 2.01 - $3.00	1,100,000	$2.56	1.11	1,100,000	$2.56
Totals	4,724,000	$1.98	1.02	4,724,000	$1.98